Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

12. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
E-commerce of discount coupons	411,097,123	182,940,792	28,385,689
E-commerce of commission coupons	—	95,522,903	237,748,379
Online advertising	122,522,232	64,707,215	50,720,362
Listing	497,615	11,274	—
	534,116,970	343,182,184	316,854,430

Geographic

Substantially all of the Group’s revenues from external customers are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2021, 2022 and 2023, respectively.